Submission	Jan. 01, 2025
Submission [Line Items]
Central Index Key	0001701732
Registrant Name	Altair Engineering Inc.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES